UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2009

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  July 7, 2009

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$236,614

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      246  5230.00 SH       SOLE                  5230.00
AFLAC INC                      com              001055102     5433 174756.21SH       SOLE                174756.21
ALBERTO-CULVER CO              com              013078100     7645 300615.00SH       SOLE                300615.00
AMETEK INC NEW                 com              031100100     4592 132786.00SH       SOLE                132786.00
ANSYS, INC.                    com              03662q105     6023 193291.00SH       SOLE                193291.00
APOLLO GROUP INC.              com              037604105     7878 110773.00SH       SOLE                110773.00
AUTOMATIC DATA PROCESSING      com              053015103     8148 229922.00SH       SOLE                229922.00
BERKSHIRE HATHAWAY CL B        com              846702074      292   101.00 SH       SOLE                   101.00
C.H. ROBINSON WORLDWIDE INC NE com              12541w209     5259 100845.00SH       SOLE                100845.00
CHATTEM INC                    com              162456107     3962 58180.00 SH       SOLE                 58180.00
CINTAS CORP                    com              172908105      434 18985.00 SH       SOLE                 18985.00
CISCO SYSTEMS INC              com              17275r102     6187 331719.00SH       SOLE                331719.00
COVANCE INC                    com              222816100     6689 135950.00SH       SOLE                135950.00
CROSSTEX ENERGY L P            com              22765u102       31 10000.00 SH       SOLE                 10000.00
DANAHER CORP DEL               com              235851102     8234 133371.13SH       SOLE                133371.13
ECOLAB INC                     com              278865100     7240 185680.00SH       SOLE                185680.00
EXPEDITORS INTL WASH INC       com              302130109     4001 120015.00SH       SOLE                120015.00
EXXON MOBIL CORP               com              30231g102      813 11624.00 SH       SOLE                 11624.00
FISERV INC                     com              337738108    11317 247589.00SH       SOLE                247589.00
GENERAL ELECTRIC               com              369604103     2632 224542.00SH       SOLE                224542.00
ILLINOIS TOOL WORKS INC        com              452308109     7012 187790.00SH       SOLE                187790.00
INTEL CORP                     com              458140100      228 13764.00 SH       SOLE                 13764.00
JOHNSON & JOHNSON              com              478160104     9019 158779.00SH       SOLE                158779.00
MARSHALL & ILSLEY CORPORATION  com              571837103     1426 297136.00SH       SOLE                297136.00
MEDTRONIC INC                  com              585055106     8197 234947.00SH       SOLE                234947.00
MICROSOFT CORP                 com              594918104     8218 345715.00SH       SOLE                345715.00
NORTHERN TRUST CORP            com              665859104     6143 114437.00SH       SOLE                114437.00
OMNICOM GROUP INC              com              681919106     6919 219094.00SH       SOLE                219094.00
ORACLE CORPORATION             com              68389x105     5328 248742.00SH       SOLE                248742.00
PATTERSON COMPANIES            com              703395103      542 24971.00 SH       SOLE                 24971.00
PAYCHEX INC                    com              704326107     7626 302628.00SH       SOLE                302628.00
PEPSICO INC                    com              713448108     5736 104368.00SH       SOLE                104368.00
PFIZER INC                     com              717081103      349 23284.00 SH       SOLE                 23284.00
PRIVATEBANCORP INC             com              742962103     6805 305995.00SH       SOLE                305995.00
PROCTER & GAMBLE CO            com              742718109     7074 138433.00SH       SOLE                138433.00
RESMED INC                     com              761152107     7526 184790.00SH       SOLE                184790.00
SCHLUMBERGER LTD               com              806857108     5333 98550.00 SH       SOLE                 98550.00
STARBUCKS CORP                 com              855244109     3244 233550.00SH       SOLE                233550.00
STERICYCLE INC                 com              858912108     5739 111374.00SH       SOLE                111374.00
STRATASYS INC                  com              862685104     3474 318457.00SH       SOLE                318457.00
STRYKER CORP                   com              863667101     4769 120015.00SH       SOLE                120015.00
SYSCO CORPORATION              com              871829107     7543 335552.00SH       SOLE                335552.00
TARGET CORP                    com              87612e106     6574 166555.00SH       SOLE                166555.00
TETON ENERGY CORP              com              881628101        3 10000.00 SH       SOLE                 10000.00
WALGREEN COMPANY               com              931422109     7738 263204.00SH       SOLE                263204.00
WATERS CORP                    com              941848103     6760 131342.00SH       SOLE                131342.00
WYETH                          com              983024100      231  5100.00 SH       SOLE                  5100.00